Stockholders' equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' equity
(11)	Stockholders’ equity

Common stock and share premium

On February 6, 2015, the Company was acquired by Hanwha SolarOne Co., Ltd. (subsequently renamed in HANWHA Q CELLS CO., LTD.) in an all-stock transaction. Hanwha SolarOne issued 3,701,145,330 with a par value of $0.0001 of its ordinary shares to the sole shareholder of the Company, in exchange for the transfer of 100% of the outstanding share capital of the Company consisting of 3,302,051 then outstanding ordinary shares by its shareholder to Hanwha SolarOne.

The Transaction is a reverse acquisition under the acquisition method of accounting, in accordance with Accounting Standards Codification 805 (“ASC 805”), Business Combinations, the Company is determined as the accounting acquirer. Consequently, in these consolidated financial statements, the historically authorized, issued and outstanding equity of the Company (as of any date and for all periods presented prior to the reverse acquisition) have been recast to retrospectively reflect the exchange ratio underlying the number of shares received in the business combination.

Subject to the terms of the articles, the directors are empowered to:

a)	issue, allot, and dispose of unissued shares, including fractional shares, to such persons, in such manner, on such terms and having such rights and being subject to such restrictions as they may from time to time determine; and

b)	grant options with respect to such shares and issue warrants or similar instruments with respect thereto.

The directors may reserve an appropriate number of shares for the above purposes for the time being unissued. As of December 31, 2014 and 2013, 3,298,854,670 shares remain unissued.